CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Rental income	$ 0	$ 48,457	$ 740
Operating expense reimbursement	0	1,514	55
Total revenues	0	49,971	795
Operating expenses:
Property operating	0	2,386	67
Operating fees to affiliate	0	212	0
Acquisition and transaction related	0	38,773	2,023
General and administrative	0	2,831	295
Depreciation and amortization	0	31,378	499
Total operating expenses	0	75,580	2,884
Operating loss	0	(25,609)	(2,089)
Other income (expenses):
Interest expense	0	(7,500)	(36)
Investment Income, Net	0	534	0
Other income, net	0	424	1
Total other expenses	0	(6,542)	(35)
Net loss	0	(32,151)	(2,124)
Net loss attributable to non-controlling interest	0	30	0
Net loss attributable to stockholders	0	(32,121)	(2,124)
Other comprehensive loss:
Designated derivatives, fair value adjustment	0	(3,732)	(98)
Unrealized gain on investment securities, net	0	(93)	0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	0	(3,825)	(98)
Comprehensive loss	$ 0	$ (35,946)	$ (2,222)
Basic and diluted weighted average common shares outstanding	20,000	98,277,041	1,763,190
Basic and diluted net loss per share attributable to stockholders		$ (0.33)	$ (1.20)